Business Combination with Fathom OpCo - Schedule of Fair Value of the Total Purchase Consideration Transferred (Details) - Fathom OpCo [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Total cash consideration	$ 53,332
Fathom earnout shares	88,160
Class A common stock transferred	375,478
TRA obligations to the sellers	4,300
Total consideration transferred to sellers	521,270
Non-controlling interest	842,950
Fair value of total consideration transferred	$ 1,364,220